Long Term Loans	12 Months Ended
Dec. 31, 2021
Disclosure Long Term Loans [Abstract]
LONG TERM LOANS

NOTE 12 - LONG TERM LOANS:

				December 31,	December 31,
	Linked to	Interest rate		2021	2020

Long term loans	NIS	2.6	%*	89	-
Long term loans	US$	2.1%-12%		126	2,083
Less- Current portion				(140)	(1,635)
Total				75	448

*	Linked to the consumer price index

A.	During the years 2015 through 2017, the Company received several loans from Bank Mizrahi Tefahot. As of December 31, 2020, the total amount of those loans was $811. During 2021 the remaining amount of those loans was paid off. The loans were bearing interest of between 2.1%-2.8% per annum. There were no covenants for the loans in Israel. The Company’s major shareholder provided a guarantee for those Israeli loans.

As of December 31, 2021, the total amount of the loans linked to NIS was $89 and represented a new loan that was taken in 2021.

B.	Upon G Medical Diagnostic Services Inc (“CardioStaff”) acquisition, additional long- term loans were added to the Company. The loans bear interest of between 4%-12% per annum. The maturity dates of these loans are between the years 2020-2023.

The decrease in the amount as of December 31, 2021, is due to conversion of most of the loans including interest (total of $1,222) into 305,267 ordinary shares. The conversion price represented a 20% discount of the public offering price.

As of December 31, 2021 and December 31, 2020, the total amount of those US loans was $126 and $1,272, respectively.

C.	Reconciliation of the changes in liabilities for which cash flows have been, or will be classified as financing activities in the statement of cash flows:

Loans
As of January 1, 2021	2,083
Changes from financing cash flows:
Receipts of long-term loans	89
Conversion loans to shares	(1,222)
Repayment of loans	(824)
Total changes from financing cash flows	(1,957)
Accrued interest of long-term loans	89
As of December 31, 2021	215

Loans
As of January 1, 2020	2,365
Changes from financing cash flows:
Receipts of PPP loan	873
Forgiveness of PPP loan	(873)
Repayment of loans	(389)
Total changes from financing cash flows	(389)
Accrued interest of long-term loans	107
As of December 31, 2020	2,083